Financial Assets At Fair Value Through Profit Or Loss_Financial assets held for trading and Financial assets designated at fair value through profit or loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	₩ 5,820,787		₩ 5,633,724
Financial assets designed at FVTPL	22,290		17,000
Financial assets at FVTPL	5,843,077	$ 5,474,019	5,650,724
Financial assets at fair value through profit or loss classified as held for trading category [Member]
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	5,820,787		5,633,724
Deposits indexed to gold prices
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	25,972		26,180
Securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	2,679,040		2,709,249
Korean treasury and government agencies
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	540,438		519,337
Financial institutions
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	1,476,498		1,444,459
Corporates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	627,397		681,120
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	21,666		35,983
Beneficiary certificates
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	13,041		23,891
Loaned securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading			4,459
Derivatives instruments assets
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets held for trading	3,115,775		2,898,295
Financial assets at fair value through profit or loss designated upon initial recognition category [Member]
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets designed at FVTPL	22,290		17,000
Debt securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets designed at FVTPL	9,694		4,348
Equity securities
Disclosure of financial assets at fair value through profit or loss [Line Items]
Financial assets designed at FVTPL	₩ 12,596		₩ 12,652